Summary of Significant Accounting Policies - Allowance for doubtful accounts (Details)	6 Months Ended
	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Sep. 30, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Employee benefit expenses
Employee benefit expenses	$ 57,619	$ 8,777
Selling and marketing expenses
Advertising and promotion costs	373,535	478,881
Research and development costs
Research and development costs capitalized	$ 0	$ 0
Value added tax ("VAT")
Value-added tax rate (in percent)	6.00%
Foreign currency translation
Year-end spot rate	6.4854	7.0729	6.4854	6.5712	6.5712
Average rate	6.4515	6.9246	6.4515	6.7720	6.7720
Segment reporting
Reportable segment | segment	1
Concentration of risks
RMB denominated cash and cash equivalents	$ 23,712,359		¥ 18,875,770	$ 17,453,360	¥ 14,716,652